Property and Equipment, Net	6 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Leasehold improvement	265	167
Computers equipment	148	84
Furniture and fixtures	55	55
Office equipment	15	6
	483	312
Less: accumulated depreciation	(222)	(155)
Property and equipment, net	261	157

Depreciation expense for the six months ended September 30, 2025 and 2024, were $52,000 and $36,000, respectively.